Subsequent Events (Details) - Events After the Reporting Period [Member] ₪ / shares in Units, $ / shares in Units, ₪ in Millions		1 Months Ended
	Jun. 29, 2026 USD ($)	May 31, 2026 USD ($) $ / shares shares	Apr. 30, 2026 shares	Jan. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2026 ILS (₪) ₪ / shares shares	Jan. 31, 2026 ILS (₪) shares
Subsequent Events [Line Items]
Rate of interest				85.00%			85.00%
Private placement (in Dollars) | $	$ 1,500,000	$ 1,500,000		$ 2,000,000
Principal amount (in Dollars) | $				$ 208,000
Conversion price				$ 2.28
Options exercisable into ordinary shares (in Shares) | shares				36,742,000			36,742,000
Ordinary shares exercise price | (per share)				$ 0.1		₪ 0.1
Share premium (in New Shekels) | ₪							₪ 3.0
Stockholders’ equity (in Dollars) | $				$ 2,500,000
Percentage of proposed acquisition				85.00%
Shares issued (in Shares) | shares		555,555			400	400
Ordinary shares (in Dollars)						₪ 3.0
Par value per share (in New Shekels per share) | ₪ / shares						₪ 0.1
Percentage of shares issued			8.34%
Percentage of shares outstanding			25.00%
Percentage of aggregate			25.00%
Purchase price		$ 2.7
Anti-dilution protection term		5 years
Warrants share price		$ 2.7
Lower financing price		$ 2.7
Exercisable warrants term		5 years
American Depository Shares [Member]
Subsequent Events [Line Items]
Converted loan (in Shares) | shares				92,105
Shares issued (in Shares) | shares					100	100
American Depository Shares [Member]
Subsequent Events [Line Items]
Shares issued (in Shares) | shares			400
Investment (in Dollars) | $		$ 1,500,000,000
XTL's [Member]
Subsequent Events [Line Items]
Percentage of shares issued			33.36%
Percentage of consideration			83.40%
Percentage of shares outstanding			4.00%
Series A Warrant [Member]
Subsequent Events [Line Items]
Shares issued (in Shares) | shares		400
Warrants investors (in Shares) | shares		666,666
Series A Warrant [Member] | American Depository Shares [Member]
Subsequent Events [Line Items]
Initial exercise price		$ 2.7
Reduced warrants		1.7
Closing price		$ 5
Equity value (in Dollars) | $		$ 150,000,000
Series B Warrants [Member]
Subsequent Events [Line Items]
Warrants investors (in Shares) | shares		666,666
Initial exercise price		$ 5
Reduced warrants		2.5
Closing price		$ 7
Equity value (in Dollars) | $		$ 250,000,000
Ordinary Share [Member]
Subsequent Events [Line Items]
Shares issued (in Shares) | shares					1	1